INTEREST IN JOINT VENTURES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Operating revenues	¥ 2,360,193	¥ 1,930,911	¥ 2,020,375
Depreciation, depletion and amortization	(115,310)	(108,425)	(96,460)
Interest income	5,254	3,218	3,010
Interest expense	(7,146)	(9,219)	(8,133)
Earning/(loss) before income tax	86,697	80,151	56,411
Tax expense	(16,279)	(20,707)	(12,613)
Net income/(loss) for the year	70,418	59,444	43,798
Other comprehensive income/(loss)	(4,376)	6,333	137
Total comprehensive income for the year	66,042	65,777	43,935
Fujian Refining & Petrochemical Company Limited ("FREP") [member]
Disclosure of joint ventures [line items]
Operating revenues	49,356	41,764	48,758
Depreciation, depletion and amortization	(16)	(52)	(53)
Interest income	208	130	33
Interest expense	(857)	(929)	(1,130)
Earning/(loss) before income tax	6,977	6,476	3,857
Tax expense	(1,699)	(1,574)	(918)
Net income/(loss) for the year	5,278	4,902	2,939
Total comprehensive income for the year	5,278	4,902	2,939
Dividends declared by joint ventures	1,250
Share of net income/(loss) from joint ventures	2,639	2,451	1,470
Carrying amounts	8,226	6,842
BASF-YPC Company Limited ("BASF-YPC") [member]
Disclosure of joint ventures [line items]
Operating revenues	21,020	17,323	15,430
Depreciation, depletion and amortization	(1,793)	(2,275)	(2,312)
Interest income	36	19	29
Interest expense	(71)	(173)	(239)
Earning/(loss) before income tax	4,565	2,606	214
Tax expense	(1,151)	(648)	(56)
Net income/(loss) for the year	3,414	1,958	158
Total comprehensive income for the year	3,414	1,958	158
Dividends declared by joint ventures	1,109	155	470
Share of net income/(loss) from joint ventures	1,366	783	63
Carrying amounts	6,409	6,154
Taihu Limited ("Taihu") [member]
Disclosure of joint ventures [line items]
Operating revenues	12,520	9,658	10,725
Depreciation, depletion and amortization	(715)	(1,043)	(1,279)
Interest income	142	40
Interest expense	(142)	(113)	(119)
Earning/(loss) before income tax	1,697	2,411	3,455
Tax expense	(553)	(518)	(733)
Net income/(loss) for the year	1,144	1,893	2,722
Other comprehensive income/(loss)	25	1,851	(2,633)
Total comprehensive income for the year	1,169	3,744	89
Share of net income/(loss) from joint ventures	541	895	1,287
Share of other comprehensive (loss)/income from joint ventures	12	875	(1,245)
Carrying amounts	3,831	4,021
Yanbu Aramco Sinopec Refining Company Ltd. ("YASREF") [member]
Disclosure of joint ventures [line items]
Operating revenues	61,587	41,286	31,823
Depreciation, depletion and amortization	(2,763)	(2,754)	(1,915)
Interest income	45	33	13
Interest expense	(1,382)	(1,216)	(721)
Earning/(loss) before income tax	548	28	(259)
Tax expense	57	56	13
Net income/(loss) for the year	605	84	(246)
Other comprehensive income/(loss)	(554)	647	738
Total comprehensive income for the year	51	731	492
Share of net income/(loss) from joint ventures	227	31	(92)
Share of other comprehensive (loss)/income from joint ventures	(208)	243	277
Carrying amounts	5,064	5,045
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Operating revenues	22,286	16,337	18,868
Depreciation, depletion and amortization	(36)	(33)	(32)
Interest income	104	30	36
Interest expense	(223)	(245)	(458)
Earning/(loss) before income tax	5,113	3,184	2,719
Tax expense	(1,279)	(783)	(522)
Net income/(loss) for the year	3,834	2,401	2,197
Total comprehensive income for the year	3,834	2,401	2,197
Dividends declared by joint ventures	1,375	300	225
Share of net income/(loss) from joint ventures	1,917	1,201	1,099
Carrying amounts	6,279	5,749
Aggregated individually immaterial joint ventures
Disclosure of joint ventures [line items]
Share of net income/(loss) from joint ventures	3,925	2,061	960
Share of other comprehensive (loss)/income from joint ventures	994	(934)	¥ (1,761)
Carrying amounts	¥ 21,552	¥ 22,885